Information on Subsidiaries - Parenthetical Information Note 39 (Detail: Text Values)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Information on Subsidiaries [Abstract]
Number of consolidated entities in the Group	845	938
Number of consolidated structured entities in the Group	305	349
Number of entities controlled by the Group are directly or indirectly held by the Group at 100 % of the ownership interests (share of capital)	612	678
Number of consolidated entities third parties also hold ownership interests (noncontrolling interests)	233	260
Restricted liquidity reserves in EUR b.	€ 23,500,000,000	€ 37,400,000,000